UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

May 1, 2020 to May 31, 2020

Commission File Number of issuing entity: 333-210906-01

Central Index Key Number of issuing entity: 0001236424

Nissan Master Owner Trust Receivables

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-210906

Central Index Key Number of depositor: 0001236416

Nissan Wholesale Receivables Corporation II

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001540639

Nissan Motor Acceptance Corporation

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

Timothy Hauck, (615) 725-1664

(Name and telephone number, including area code, of the person to contact in connection with this filing)

51-6538952

(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association, Rodney Square North, 1100 North Market Street, Wilmington, Delaware	19890
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 636-6194

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2017-C, Asset Backed Notes	☐	☐	☒
Series 2019-A, Asset Backed Notes	☐	☐	☒
Series 2019-B, Asset Backed Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.     Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Nissan Master Owner Trust Receivables, including the information required by Items 1121(a)-(b) of Regulation AB, is set forth in the attached Monthly Servicer’s Certificate.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Master Owner Trust Receivables were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from May 1, 2020 to May 31, 2020. Please refer to the Form ABS-15G filed by the Securitizer on February 4, 2020 for additional information. The CIK number of the Securitizer is 0001540639.

Item 1A.	Asset-Level Information.

The information prescribed by Regulation AB Item 1111(h) and by Item 1125, Schedule AL, is not required to be disclosed for this issuer and asset class.

Item 1B.	Asset Representations Reviewer and Investor Communication.

With respect to the Series 2017-C Notes, there is nothing to report.

With respect to the Series 2019-A Notes, there is nothing to report.

With respect to the Series 2019-B Notes, there is nothing to report.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sales of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

None.

Item 5.	Submission of Matters to a Vote of Security Holders.

None.

Item 6.	Significant Obligors of Pool Assets.

None.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

Not applicable.

Item 9.	Other Information.

Compliance with European Union Risk Retention Rules.

Nissan Motor Acceptance Corporation (“NMAC”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Transfer and Servicing Agreement), currently retains, a material net economic interest that is not less than 5% of the nominal value of the securitized exposures (the “Retained Interest”), in the form of an originator’s interest in accordance with the text of option (b) of Article 6(3) of the EU Securitization Regulation (as defined in the Transfer and Servicing Agreement), as in effect on the New RR Amendment Date (as defined in the Transfer and Servicing Agreement), by holding all the membership interest in Nissan Wholesale Receivables Corporation II (“NWRC II”), which in turn holds all or part of the Transferor Interest (as defined in the Transfer and Servicing Agreement).

NMAC has not hedged or otherwise mitigated its credit risk under or associated with the Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the Retained Interest (and has not permitted NWRC II or any of its other affiliates to hedge or otherwise mitigate its credit risk under or associated with the Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the Retained Interest) except to the extent permitted in accordance with the EU Securitization Rules (as defined in the Transfer and Servicing Agreement).

NMAC has not changed the mode of retention or method of calculating the Retained Interest, except in accordance with those EU Securitization Rules (as defined in the Transfer and Servicing Agreement).

On June 29, 2020, NWRC II, NMAC and Nissan Master Owner Trust Receivables (“NMOTR”) entered into the Omnibus Supplement to Indenture Supplements (the “Omnibus Supplement”), which amends (a) the Series 2017-C Indenture Supplement, dated as of November 13, 2017 (as supplemented, amended or restated or otherwise modified from time to time, the “Series 2017-C Indenture Supplement”), (b) the Series 2019-A Indenture Supplement, dated as of March 13, 2019 (as supplemented, amended or restated or otherwise modified from time to time, the “Series 2019-A Indenture Supplement”), and (c) the Series 2019-B Indenture Supplement, dated as of November 25, 2019 (as supplemented, amended or restated or otherwise modified from time to time, the “Series 2019-B Indenture Supplement”, and together with the Series 2017-C Indenture Supplement and the Series 2019-A Indenture Supplement, the “Outstanding Indenture Supplements”, and each an “Outstanding Indenture Supplement”), each between NMOTR and U.S. Bank National Association, as indenture trustee. The Omnibus Supplement amends certain definitions and provisions in each of the Outstanding Indenture Supplements relating to monthly payment rate and overcollateralization requirements. The Omnibus Supplement is attached hereto as Exhibit 4.1.

Item 10.	Exhibits.

(a)	Omnibus Supplement to Indenture Supplements, dated as of June 29, 2020

Monthly Servicer’s Statement for the month of May 2020 – Nissan Master Owner Trust Receivables, Series 2017-C.

Monthly Servicer’s Statement for the month of May 2020 – Nissan Master Owner Trust Receivables, Series 2019-A.

Monthly Servicer’s Statement for the month of May 2020 – Nissan Master Owner Trust Receivables, Series 2019-B.

(b)	Exhibits:	4.1 Omnibus Supplement to Indenture Supplements, dated as of June 29, 2020

99.1 Monthly Servicer’s Statement for the month of May 2020 – Nissan Master Owner Trust Receivables, Series 2017-C.

99.2 Monthly Servicer’s Certificate for the month of May 2020 – Nissan Master Owner Trust Receivables, Series 2017-C.

99.3 Monthly Servicer’s Statement for the month of May 2020 – Nissan Master Owner Trust Receivables, Series 2019-A.

99.4 Monthly Servicer’s Certificate for the month of May 2020 – Nissan Master Owner Trust Receivables, Series 2019-A.

99.5 Monthly Servicer’s Statement for the month of May 2020 – Nissan Master Owner Trust Receivables, Series 2019-B.

99.6 Monthly Servicer’s Certificate for the month of May 2020 – Nissan Master Owner Trust Receivables, Series 2019-B.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN WHOLESALE RECEIVABLES CORPORATION II
(Depositor)

Date: June 30, 2020	/s/ Douglas E. Gwin, Jr.
Douglas E. Gwin, Jr., Assistant Treasurer